1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

July 19, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Flexible Credit Income Fund (the “Fund”)

File Nos.: 333-228092 and 811-23211

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the Fund, a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 1 (“PEA 1”) to the registration statement (the “Registration Statement”). The purpose of this filing is to reflect a new class of shares, Class A-3, for the Fund (the “Class A-3 Updates”). The purpose of this filing is to also amend the Registration Statement to reflect certain revisions to the exchangeability rights across all share classes offered by the Fund and purchase combination / accumulation privileges for Class A and Class A-3 shares (the “Class Structure Updates” and together with the “Class A-3 Updates” the “New Disclosure”). The filing also makes certain other changes to the Registration Statement that are not material.

We believe that PEA 1 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”) as but for the New Disclosure, PEA 1 does not materially amend the Registration Statement. In accordance with IC-13768, we hereby request selective review of PEA 1 limited to the disclosure relating to the New Disclosure. Selective review would serve to expedite the review process for the Fund as well as use the time of the Securities and Exchange Commission staff (“Staff”) more effectively.

In connection with this request, the Fund states the following:

●	The material changes in this filing are limited to the New Disclosure;

●

The disclosure set forth in this filing – other than as it relates to the New Disclosure and other nonmaterial changes – is substantially similar to the disclosure set forth in the prospectus and statement of additional information filed pursuant to Rule 486(b) under the Securities Act of 1933, as amended, on October 31, 2018; and

●	The Fund believes that no area of the filing warrants particular attention.

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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